Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
INTEREST INCOME
Interest and fees on loans	$ 139,057		$ 116,644		$ 123,159
Interest on securities
Taxable	20,676		14,488		12,655
Tax-exempt	8,391		6,102		2,926
Other investments	884		846		1,089
Total Interest Income	169,008		138,080		139,829
INTEREST EXPENSE
Deposits	14,151		4,465		12,666
Other borrowings and subordinated debt and debentures	5,296		3,850		3,551
Total Interest Expense	19,447		8,315		16,217
Net Interest Income	149,561		129,765		123,612
Provision for credit losses	5,341	[1]	(1,928)	[2]	12,463	[2]
Net Interest Income After Provision for Credit Losses	144,220		131,693		111,149
NON-INTEREST INCOME
Interchange income	13,955		14,045		11,230
Service charges on deposit accounts	12,288		10,170		8,517
Net gains (losses) on assets
Mortgage loans	6,431		35,880		62,560
Securities available for sale	(275)		1,411		267
Mortgage loan servicing, net	18,773		5,745		(9,350)
Other	10,737		9,392		7,521
Total Non-interest Income	61,909		76,643		80,745
NON-INTEREST EXPENSE
Compensation and employee benefits	81,007		79,969		74,781
Data processing	10,183		10,823		8,534
Occupancy, net	8,907		8,794		8,938
Interchange expense	4,242		4,434		3,342
Furniture, fixtures and equipment	4,007		4,172		4,089
Communications	2,871		3,080		3,194
Loan and collection	2,657		3,172		3,037
FDIC deposit insurance	2,142		1,396		1,596
Legal and professional	2,133		2,068		2,027
Advertising	2,074		1,918		2,230
Costs related to unfunded lending commitments	599		1,207		263
Conversion related expense	50		1,827		2,586
Other	7,469		8,163		7,796
Total Non-interest Expense	128,341		131,023		122,413
Income Before Income Tax	77,788		77,313		69,481
Income tax expense	14,437		14,418		13,329
Net Income	$ 63,351		$ 62,895		$ 56,152
Net income per common share
Basic (in dollars per share)	$ 3.00		$ 2.91		$ 2.56
Diluted (in dollars per share)	$ 2.97		$ 2.88		$ 2.53

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
[2]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.